FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value of warrant liabilities

The fair value of warrant liabilities at March 31, 2021 is as follows:

	Fair Value Measurements as of March 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$16,905,000	$—	$—	$16,905,000
Private Placement Warrants	$—	$—	$8,722,000	$8,722,000

Schedule of level 3 inputs used for the fair value measurements

	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$—	$—	$28,462,500	$28,462,500
Private Placement Warrant Liabilities	$—	$—	$14,685,000	$14,685,000

The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

	As of March 31, 2021	As of December 31, 2020
Exercise Price	$11.50	$11.50
Stock Price	$10.25	$10.00
Term (years)	5.17	5.0
Volatility	26.6%	82.9%
Risk free interest rate	0.96%	0.42%
Dividend yield	0.0%	0.0%
Public and private warrant price	$1.96	$3.30

Schedule of roll-forward of the fair value of the Public and Private Placement Warrant liabilities

The following table provides a roll-forward of the fair value of the Company’s Public and Private Placement Warrant liabilities, for which the fair value was determined using Level 1 and 3 inputs, respectively:

Warrant Liabilities
Fair value at December 31, 2020	$43,147,500
Change in fair value of warrant liabilities	(17,520,500)
Fair value at March 31, 2021	$25,627,000

Warrant liabilities
Fair value at December 7, 2020	$43,147,500
Change in fair value	—
Fair value at December 31, 2020	$43,147,500